WARRANT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2024
WARRANT LIABILITIES
Summary of change in the fair value of the warrant liabilities

Estimated fair value as of December 31, 2023	$—
Changes in estimated fair value	—
Estimated fair value as of June 30, 2024	$—

Estimated fair value as of December 31, 2022	$832
Changes in estimated fair value	(830)
Estimated fair value as of June 30, 2023	$2

Summary of quantitative information regarding Level 3 fair value measurements inputs for the Company's warrants

	As of June 30,	As of December 31,	As of June 30,	As of March 18,
	2024	2023	2023	2021
Volatility	31.54%	28.63%	32.94%	31.26%
Stock price	1.98	3.61	7.85	126.34
Expected life of the warrants to convert	2.22	2.72	3.22	5.50
Risk free rate	4.71%	4.20%	4.43%	1.09%
Dividend yield	0.0%	0.0%	0.0%	0.0%